Finance income/(expenses), net - Disclosure of detailed information about finance income (cost) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCE INCOME
Interest income from other parties	€ 1,210	€ 260	€ 249
TOTAL FINANCE INCOME	1,210	260	249
FINANCE EXPENSES
Interest expense on loans	(13,681)	(8,238)	(7,273)
Interest expense on refund liabilities	(8,419)	(9,597)	(8,478)
Interest expenses on lease liabilities	(1,183)	(955)	(903)
Other interest expense	(42)	(264)	(309)
TOTAL FINANCE EXPENSES	(23,325)	(19,054)	(16,964)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	5,574	(12,587)	8,130
FINANCE INCOME/(EXPENSES), NET	€ (16,541)	€ (31,381)	€ (8,584)